Discontinued Operations (Details Textual) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	May 07, 2017	Apr. 14, 2017	Sep. 30, 2016	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Discontinued Operations (Textual)
Cash received						$ 825	$ 2,029
Gain on sale of discontinued operations				$ 2		57	636
Capital expenditures of discontinued operations				$ 0	$ 46	$ 268	$ 253
Eco3d [Member]
Discontinued Operations (Textual)
Cash received		$ 2,029
Shares received from Eco3d		560
Shares issued in exchange for noncontrolling interest			525
Gain on sale of discontinued operations	$ 636